Consolidated Balance Sheet (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Convertible notes, current portion in related party			$ 8,000,000
Convertible notes, non-current in related party			$ 3,750,000
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	0	131,411,372	4,421,633
Redeemable convertible preferred stock, shares issued (in shares)	0	88,434,754	4,384,348
Redeemable convertible preferred stock, shares outstanding (in shares)	0	88,434,754	4,384,348
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 41,791	$ 40,272,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000	210,956,516	14,063,768
Common stock, shares issued (in shares)	161,449,205	33,327,294	7,902,406
Common stock, shares outstanding (in shares)	161,449,205	33,327,294	7,902,406
Warrant liabilities	$ 14,725,000	$ 49,293,000
Previously Reported [Member]
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, liquidation preference		$ 41,791,000
Common stock, par value		$ 0.00001	$ 0.00001
Colonnade Acquisition Corp.
Preferred stock, par value (in dollars per share)		$ 0.0001
Preferred stock, shares authorized (in shares)		1,000,000
Preferred stock, shares issued (in shares)		0
Preferred stock, shares outstanding (in shares)		0
Common stock, shares outstanding (in shares)		5,000,000
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp.
Ordinary shares subject to possible redemption		12,805,171
Redeemable convertible preferred stock, shares outstanding (in shares)		12,805,171
Common stock, par value		$ 0.0001
Common stock, shares authorized (in shares)		200,000,000
Common stock, shares issued (in shares)		7,194,829
Common stock, shares outstanding (in shares)		7,194,829
Class B Ordinary Shares [Member] | Colonnade Acquisition Corp.
Common stock, par value		$ 0.0001
Common stock, shares authorized (in shares)		20,000,000
Common stock, shares issued (in shares)		5,000,000
Common stock, shares outstanding (in shares)		5,000,000
Related Party
Warrant liabilities	$ 5,154,000	$ 0